CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable and other assets:
Trade receivables	$ 8.1	$ 6.9
Prepaid expenses	21.6	25.2
VAT receivable	46.6	69.6
Deposits	28.9	10.5
Unrealized fair value of derivative assets	6.5	7.2
Other	10.6	18.0
Total accounts receivable and other assets	$ 122.3	$ 137.4